Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income Per Share

	Fiscal Year Ended
(in thousands, except per share data)	September 30, 2016	September 25, 2015	September 26, 2014
Basic and Diluted Earnings (Loss) per Share Numerator:
Net income (loss)	$58,796	$(4,955)	$(73,948)
Convertible preferred stock and dividends	—	—	29,055
Net income (loss) attributable to common stockholders	$58,796	$(4,955)	$(103,003)

Basic and Diluted Earnings (Loss) per Share Denominator:
Weighted-average shares outstanding - Basic	62,486	62,527	50,998
Weighted-average shares outstanding - Diluted	62,820	62,527	50,998

Earnings (loss) Per Share Available to Common Stockholders
Basic	$0.94	$(0.08)	$(2.02)
Diluted	$0.94	$(0.08)	$(2.02)